RELATED PARTY TRANSACTIONS - Promissory Notes and Administrative Services Agreement (Details) - USD ($)				6 Months Ended	12 Months Ended
	Apr. 01, 2025	Mar. 05, 2025	Oct. 06, 2023	Jun. 30, 2025	Dec. 31, 2024	Jan. 30, 2025	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Proceeds from promissory note				$ 417,000
Repayment of promissory note				548,671
Promissory note					$ 125,000		$ 125,000
Advisor fee				250,000
Sponsor | Promissory notes
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 150,000
Promissory note					125,000
Sponsor | Promissory notes | Promissory notes issued on October 6, 2023
RELATED PARTY TRANSACTIONS
Aggregate principal amount			150,000
Proceeds from promissory note			$ 125,000
Repayment of promissory note	$ 125,000
Promissory note				0
Sponsor | Promissory notes | Promissory Notes Issued on January 30, 2025 [Member]
RELATED PARTY TRANSACTIONS
Aggregate principal amount						$ 417,000
Interest rate (as a percent)						12.00%
Principal payment	160,000	$ 257,000
Interest payment	$ 1,736	$ 4,935
Promissory note				0
Sponsor | Administrative services agreement
RELATED PARTY TRANSACTIONS
Monthly fees				15,000	$ 15,000
Advisor fee				$ 90,000